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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] Amendment Number : __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


    /s/ Robert L. Stillwell             Dallas, TX            November 14, 2008
------------------------------   ------------------------   --------------------
          (Signature)                  (City, State)               (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
1   28-10378   BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     11
Form 13F Information Table Value Total: 56,614 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                             VOTING AUTHORITY
                         TITLE OF             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
     NAME OF ISSUER        CLASS    CUSIP    (X1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
------------------------ -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
CHESAPEAKE ENERGY CORP      COM   165167107    4,841 135,000 SH  N/A        SOLE          135,000    0      0
DENBURY RESOURCES INC     COM NEW 247916208    4,094 215,000 SH  N/A        SOLE          215,000    0      0
FLUOR CORP NEW              COM   343412102    8,912 160,000 SH  N/A        SOLE          160,000    0      0
FOSTER WHEELER LTD        SHS NEW G36535139    3,250  90,000 SH  N/A        SOLE           90,000    0      0
OCCIDENTAL PETE CORP DEL    COM   674599105    4,227  60,000 SH  N/A        SOLE           60,000    0      0
SANDRIDGE ENERGY INC        COM   80007p307    2,646 135,000 SH  N/A        SOLE          135,000    0      0
SCHLUMBERGER LTD            COM   806857108    7,809 100,000 SH  N/A        SOLE          100,000    0      0
SHAW GROUP INC              COM   820280105    2,458  80,000 SH  N/A        SOLE           80,000    0      0
SUNCOR ENERGY INC           COM   867229106   10,114 240,000 SH  N/A        SOLE          240,000    0      0
TRANSOCEAN INC NEW          SHS   G90073100    3,844  35,000 SH  N/A        SOLE           35,000    0      0
XTO ENERGY INC              COM   98385X106    4,419  95,000 SH  N/A        SOLE           95,000    0      0